GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 100,544	$ 58,120
Finite-Lived Intangible Assets, Accumulated Amortization	24,343	17,315
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	51,031	54,357
Finite-Lived Intangible Assets, Accumulated Amortization	21,149	16,500
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	39,420	0
Finite-Lived Intangible Assets, Accumulated Amortization	1,195	0
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,093	3,763
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,999	$ 815